Long-Term Borrowings (Details) - Schedule of Long Term Borrowings - Long-Term Debt [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Principal amount	$ 3,000
Bank of China Limited Beijing Xuanwu Branch [Member] | Loan 1 [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 27, 2025
Principal amount	$ 3,000
Interest rate per annum	3.45%
Name of bank	Bank of China Limited Beijing Xuanwu Branch